Stock Options (Details)	12 Months Ended
	Sep. 30, 2011 Years Contracts	Sep. 30, 2010 Years	Sep. 30, 2009 Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be reserved	5,000,000
Shares available for issuance	4,629,350
Award vesting period	5 years
Contractual term of award	10 years
Weighted average assumptions
Annual dividend yield	1.89%	1.20%	3.83%
Expected volatility	30.00%	26.00%	24.00%
Risk-free interest rate	2.00%	2.20%	1.73%
Expected life	4.5	4.5	4.5